SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Software intangibles (U.S)	$ 150,465	$ 150,465	$ 150,465
Deferred Stock Compensation (U.S.)	5,864,670	5,864,670	5,864,670
Deferred tax assets, gross	19,150,014	18,064,669	16,252,152
Less: valuation allowance	(19,138,924)	(18,006,319)	(16,102,294)
Deferred tax assets, net	11,090	58,350	149,858
UNITED STATES
Deferred tax assets, gross	8,407,080	7,830,738	7,119,197
SINGAPORE
Deferred tax assets, gross	2,688,625	2,396,800	1,714,014
VIET NAM
Deferred tax assets, gross	1,261,961	1,199,440	976,328
PHILIPPINES
Deferred tax assets, gross	343,808	316,349	245,617
INDONESIA
Deferred tax assets, gross	287,331	197,995	63,013
THAILAND
Deferred tax assets, gross	136,283	106,389	118,848
MALAYSIA
Deferred tax assets, gross	1,288	1,823
HONG KONG
Deferred tax assets, gross	$ 8,503